Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia California Intermediate Municipal Bond Fund - Class A | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Class A | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia California Intermediate Municipal Bond Fund - Class A | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Class A | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Class A | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Class A | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Class A | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class A | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class A | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Class A | Los Angeles Department of Water & Power 07/01/2029 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia California Intermediate Municipal Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Columbia California Intermediate Municipal Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia California Intermediate Municipal Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia California Intermediate Municipal Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia California Intermediate Municipal Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia California Intermediate Municipal Bond Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia California Intermediate Municipal Bond Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Class A | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Los Angeles Department of Water & Power 07/01/2029 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Los Angeles Department of Water & Power 07/01/2029 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Los Angeles Department of Water & Power 07/01/2029 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Los Angeles Department of Water & Power 07/01/2029 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Class S | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Class S | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia California Intermediate Municipal Bond Fund - Class S | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Class S | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia California Intermediate Municipal Bond Fund - Class S | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Class S | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Class S | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class S | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class S | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Class S | Los Angeles Department of Water & Power 07/01/2029 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia California Intermediate Municipal Bond Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia California Intermediate Municipal Bond Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Columbia California Intermediate Municipal Bond Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia California Intermediate Municipal Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia California Intermediate Municipal Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia California Intermediate Municipal Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia California Intermediate Municipal Bond Fund - Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia California Intermediate Municipal Bond Fund - Class S | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Class S | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%